Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
10.   PROPERTY AND EQUIPMENT, NET

	December 31
	2012	2011
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	28,574	32,507
Furniture and fixtures	1,128	1,080
Leasehold improvements	3,228	2,766
Transportation equipment	659	671
Prepayment for property and equipment	10,166	9,978
	54,320	57,567
Accumulated depreciation
Buildings	1,396	1,215
Equipment	22,876	24,318
Furniture and fixtures	893	874
Leasehold improvements	2,473	2,321
Transportation equipment	540	509
	28,178	29,237
	$26,142	$28,330

Depreciation expense recognized during the years ended December 31, 2012, 2011, and 2010 was approximately $3,707,000, $3,520,000, and $3,731,000, respectively.

An impairment charge of $340,000 was incurred as a result of impairment analysis on the Network Security Group’s property and equipment for the year ended December 31, 2010.  In addition, as a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $462,000 on property and equipment was incurred for the year ended December 31, 2012.  Please see discussions in note 3.

In August 2009, the Company sold its land, located in Hsinchu, Taiwan, to a developer in exchange for a portion of the real estate after it is developed, which portion will include a portion of an office building and a portion of a parking lot, valued at approximately $8,918,000.  The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth.  The Company deferred the transaction gain of $129,000 as the building was still under the construction stage as of December 31, 2012.